Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
9. Leases
The Company leases space under operating leases for administrative offices in New York, New York, and Waltham, Massachusetts and wet laboratory space in Watertown, Massachusetts. The Company also leased office space under operating leases, which had a non-cancelable
lease term of less than one year and, therefore, management elected the practical expedient to exclude these short-term leases from right-of-use
assets and lease liabilities.
The following table provides a summary of the components of lease costs and rent:

	Year Ended December 31,
	2023	2022
Operating lease cost	$366	$198
Variable lease cost	28	4
Short-term lease cost	—	34

Total operating lease costs	$394	$236

The Company recorded the operating lease costs of $0.4 million and $0.2 million within the general and administrative expenses line item in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2023 and 2022, respectively. The Company recorded the operating lease costs of $17 and nil within the research and development expenses line item in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2023 and 2022, respectively.

Maturities of operating lease liabilities, which do not include short-term leases, as of December 31, 2023, are as follows:

2024	$417
2025	222

Total undiscounted operating lease payments	$639
Less: imputed interest	(54)

Present value of operating lease liabilities	$585

Balance sheet classification:
Current portion of lease liabilities	$417
Long-term lease liabilities	168

Total operating lease liabilities	$585

The weighted-average remaining term of operating leases was 19 months and the weighted-average discount rate used to measure the present value of operating lease liabilities was 10.6% as of December 31, 2023.